SEEYOND MULTI-ASSET ALLOCATION FUND

Supplement dated August 22, 2014 to the Statutory Prospectus of the Seeyond Multi-Asset Allocation Fund (the “Fund”), dated July 10, 2014, as may be revised and supplemented from time to time.

Effective August 25, 2014, Jonathan M. Birtwell has joined the portfolio management team of the Fund.

Effective August 25, 2014, the information under the subsection “Portfolio Managers” in the section “Management” of the Fund Summary is revised to include the following:

Jonathan M. Birtwell has served as associate portfolio manager of the Fund since 2014.

Effective August 25, 2014, the subsection “Meet the Fund’s Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following:

Jonathan M. Birtwell – Mr. Birtwell has served as associate portfolio manager of the Fund since August 2014. Mr. Birtwell began his career in 2006 and joined Natixis AM US in 2014. Prior to joining Natixis AM US, Mr. Birtwell worked as a trader, first at Direxion Funds and then at PanAgora Asset Management. Before that Mr. Birtwell was a business development associate at John Hancock Funds/Sovereign Asset Management LLC. Mr. Birtwell is a graduate of Nichols College and has over 5 years of investment experience.

SEEYOND MULTI-ASSET ALLOCATION FUND

Supplement dated August 22, 2014 to the Statement of Additional Information of the Seeyond Multi-Asset Allocation Fund (the “Fund”), dated July 10, 2014, as may be revised and supplemented from time to time.

Effective August 25, 2014, Jonathan M. Birtwell has joined the portfolio management team of the Fund.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of August 25, 2014, Mr. Birtwell did not manage any other accounts, other than the Fund.

Portfolio Managers’ Ownership of Fund Shares

As of August 25, 2014, Mr. Birtwell did not own any shares of the Fund.